SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)

NOTE 6 - SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)

On June 6, 2023, the Company received $2,000,000 in cash from a single investor and funded a SAFE note on August 15, 2023. The funds were received from an unrelated third party, through its entity which is currently being managed under the purview of an Investment Management Agreement between them and VIKASA Capital Advisors, LLC (a related party) in consideration for which VIKASA Capital Advisors, LLC is paid investment management fees.

On November 20, 2023, the Company received an additional $2,000,000 in cash from a single investor, which, along with the $1,000,000 deposit received in September, funded a new $3,000,000 SAFE note. On February 23, 2024, the Company entered into a third SAFE and received an additional $200,000 in cash from a single investor.

The SAFE notes are classified as a liability based on evaluating characteristics of the instrument and is presented at fair value as a non-current liability in the Company’s unaudited condensed consolidated balance sheets. The SAFE notes provide the Company an option to call for additional preferred stock up to $25,000,000 based on the contingent event of SAFE notes conversion and notice issued by the Board, and achievement of certain milestones, for up to 42 months following such conversion. This feature was determined to be an embedded feature and is valued as part of the liability value associated with the instrument as a whole. The terms for SAFE notes were amended on November 18, 2023 for both the original and new issuance to introduce a discount rate of 20% to the lowest price per share of preferred stock sold or the listing price of the Company’s common stock upon consummation of a SPAC transaction or IPO. Additionally, the SAFE notes provides the investor certain rights upon an equity financing, change in control or dissolution.

On March 21, 2024, the Company entered into Financing Commitment and Equity Line of Credit Agreement with AIGD. The agreement replaced the above contingent commitment feature of the SAFEs with granting Company an option to drawdown up an additional $15,000,000 on terms similar to the SAFEs prior to the first effective time. On April 24, 2024, the Company amended and restated the August 2023 SAFE note and the November 2023 SAFE note. On May 1, 2024, the Company amended and restated the February 2024 SAFE note. These amendments clarify the conversion mechanism in connection with the Business Combination.

The estimated fair value of the SAFE notes considered the timing of issuance and whether there were changes in the various scenarios since issuance. As at March 31, 2024 and December 31, 2023, the fair value of the SAFE notes is $5,520,100 and $5,212,200 respectively; and is classified as a non-current liability. The SAFE notes had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE notes is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFEs and/or preferred equity, and senior to payments for other equity of the Company that is not SAFEs and/or pari preferred equity.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 6 — SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES)

On June 6, 2023, the Company received $2,000,000 in cash from a single investor and funded a SAFE note on August 15, 2023. The funds were received from an unrelated third party, through its entity which is currently being managed under the purview of an Investment Management Agreement between them and VIKASA Capital Advisors, LLC (a related party) in consideration for which VIKASA Capital Advisors, LLC is paid investment management fees.

On November 20, 2023, the Company received an additional $2,000,000 in cash from a single investor, which, along with the $1,000,000 deposit received in September, funded a new $3,000,000 SAFE note. The SAFE notes are classified as a liability based on evaluating characteristics of the instrument and are presented at fair value as a non-current liability in the Company’s consolidated balance sheet. The SAFE notes provide the Company an option to call for additional preferred stock up to $25,000,000 based on the contingent event of SAFE note conversion and notice issued by the Board, and achievement of certain milestones, for up to 42 months following such conversion. This feature was determined to be an embedded feature and is valued as part of the liability value associated with the instrument as a whole. The terms for SAFE notes were amended on November 18, 2023 for both the original and new issuance to introduce a discount rate of 20% to the lowest price per share of preferred stock sold or the listing price of the Company’s common stock upon consummation of a SPAC transaction or IPO. Additionally, the SAFE notes provide the investor certain rights upon an equity financing, change in control or dissolution as described in Note 2. The estimated fair value of the SAFE notes considered the timing of issuance and whether there were changes in the various scenarios, as mentioned in note 2 since issuance. As at December 31, 2023, the fair value of the SAFE notes is $5,212,200 and is classified as a non-current liability. The SAFE notes had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE notes is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFEs and/or preferred equity, and senior to payments for other equity of the Company that is not SAFEs and/or pari preferred equity.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023